Share capital and reserves - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 28, 2024	Aug. 21, 2024 $ / shares	Dec. 19, 2023 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Jan. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Sep. 12, 2024 shares	Dec. 31, 2022 shares
Share capital and reserves
Number of shares							214	19,764,141
Repurchase price per share | $ / shares					$ 20
Purchase price per share | $ / shares			$ 20
Number of shares accepted for purchase			1,655,426
Issuance of shares upon the Transaction (shares)						18,111,016	18,111,016	19,764,141		19,709,240
Legal proceedings provision | $						$ 424	$ 424
Aggregate cost purchase of shares | $			$ 33,109
Fees for stock repurchase | $			$ 58
Reverse stock split	0.1
Ordinary shares
Share capital and reserves
Number of shares								19,764,141
Authorized to purchase of ordinary shares			1,500,000
Number of shares accepted for purchase									1,757,026
Issuance of shares upon the Transaction (shares)						18,111,016	18,111,016
Share price | $ / shares		$ 0				$ 0	$ 0	$ 0
Reverse stock split		10
Additional paid-in capital
Share capital and reserves
Issuance of shares upon the Transaction (shares)						214	214
Proceeds from issuing shares | $						$ 5,223
Maximum
Share capital and reserves
Authorized to purchase of ordinary shares			2,000,000
Cubic Games Studio Ltd
Share capital and reserves
Number of shares				84,298
Share repurchased				101,601
Repurchase price per share | $ / shares				$ 100
Put option liability | $				$ 10,160
Issued amount of shares							39,627
Number of shares in put option liability | $							$ 3,964